Taxation - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Amount
Income tax expense (benefit) at statutory rate	$ 3,780	$ (1,162)
State taxes	(164)	0
Loss not subject to entity-level taxes	3,168	1,734
Foreign rate differential	(177)	(134)
Change in valuation allowance	1,965	913
Change in fair value of warrant liabilities	(6,654)	0
Permanent items	112	0
Other, net	0	(33)
Total	$ 2,030	$ 1,318
Percent
Income tax expense (benefit) at statutory rate	21.00%	21.00%
State taxes	(1.00%)	0.00%
Loss not subject to entity-level taxes	18.00%	(31.00%)
Foreign rate differential	(1.00%)	2.00%
Change in valuation allowance	11.00%	(17.00%)
Change in fair value of warrant liabilities	(37.00%)	0.00%
Permanent items	1.00%	0.00%
Other, net	0.00%	1.00%
Income tax expense	12.00%	(24.00%)